Lease liabilities	9 Months Ended
May 31, 2022
Lease Liabilities
Lease liabilities

12.	Lease liabilities

Lease liabilities are measured at the present value of the lease payments that were not paid at that date. The lease payments are discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. The continuity of the lease liabilities is presented in the table below:

	Equipment	Office lease	Total
	$	$	$

Balance, August 31, 2020	35,457	536,691	572,148
Acquired	-	-	-
Interest expense	1,548	24,844	26,392
Payments	(10,035)	(154,375)	(164,410)
Effect of foreign exchange	-	2,708	2,708
Balance, May 31, 2021	26,970	409,868	436,838

Balance, August 31, 2021	24,048	563,503	587,551
Acquired	-	-	-
Disposal of Eden Games	-	(17,959)	(17,959)
Interest expense	979	20,907	21,886
Payments	(10,035)	(174,342)	(184,377)
Effect of foreign exchange	-	(3,524)	(3,524)
Balance, May 31, 2022	14,992	388,585	403,577

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

The Company’s lease obligation is classified between current and non-current liabilities as follows:

	Equipment	Office lease	Total
	$	$	$
As of May 31, 2021:
Less than one year	11,977	178,468	190,445
Greater than one year	14,993	231,400	246,393
Total lease obligation	26,970	409,868	436,838

	Equipment	Office lease	Total
	$	$	$
As of May 31, 2022:
Less than one year	12,781	145,720	158,501
Greater than one year	2,211	242,865	245,076
Total lease obligation	14,992	388,585	403,577

The future minimum undiscounted lease payments as of May 31, 2022, are presented below:

	Equipment	Office lease	Total
Maturity analysis - contractual undiscounted cash flows as of May 31, 2022:
Less than one year	13,380	163,464	176,844
Greater than one year	2,230	254,241	256,471
Total undiscounted lease obligation	15,610	417,705	433,315